Fair Value Measurements	12 Months Ended
Oct. 25, 2015
Fair Value Measurements
Fair Value Measurements

NOTE M

Fair Value Measurements

Pursuant to the provisions of ASC 820, the Company’s financial assets and liabilities carried at fair value on a recurring basis in the consolidated financial statements as of October 25, 2015, and October 26, 2014, and their level within the fair value hierarchy, are presented in the table below.

	Fair Value Measurements at October 25, 2015
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
	October 25,	for Identical	Observable	Unobservable
(in thousands)	2015	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at Fair Value:

Cash and cash equivalents(1)	$ 347,239	$ 347,239	$ –	$ –

Other trading securities(2)	119,668	39,329	80,339	–

Commodity derivatives(3)	6,485	6,485	–	–

Total Assets at Fair Value	$ 473,392	$ 393,053	$ 80,339	$ –

Liabilities at Fair Value:

Deferred compensation(2)	$ 57,869	$ 25,272	$ 32,597	$ –

Total Liabilities at Fair Value	$ 57,869	$ 25,272	$ 32,597	$ –

	Fair Value Measurements at October 26, 2014
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
	October 26,	for Identical	Observable	Unobservable
(in thousands)	2014	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at Fair Value:
Cash and cash equivalents(1)	$ 334,174	$ 334,174	$ –	$ –
Other trading securities(2)	117,249	39,120	78,129	–
Commodity derivatives(3)	3,461	3,461	–	–

Total Assets at Fair Value	$ 454,884	$ 376,755	$ 78,129	$ –

Liabilities at Fair Value:
Deferred compensation(2)	$ 54,809	$ 23,642	$ 31,167	$ –

Total Liabilities at Fair Value	$ 54,809	$ 23,642	$ 31,167	$ –

The following methods and assumptions were used to estimate the fair value of the financial assets and liabilities above:

(1)

The Company’s cash equivalents consist primarily of bank deposits, money market funds rated AAA, or other highly liquid investment accounts. As these investments have a maturity date of three months or less, the carrying value approximates fair value.

(2)

The Company holds trading securities as part of a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. The rabbi trust is included in other assets on the Consolidated Statements of Financial Position and is valued based on the underlying fair value of each fund held by the trust. A majority of the funds held related to the supplemental executive retirement plans have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio that supports the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The remaining funds held are also managed by a third party, and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore. these securities are classified as Level 1. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position and are valued based on the underlying investment selections held in each participant’s account. Investment options generally mirror those funds held by the rabbi trust, for which there is an active quoted market. Therefore, these investment balances are classified as Level 1. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of the I.R.S. Applicable Federal Rates in effect and therefore these balances are classified as Level 2.

(3)

The Company’s commodity derivatives represent futures contracts used in its hedging or other programs to offset price fluctuations associated with purchases of corn and soybean meal, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures contracts for corn and soybean meal are traded on the Chicago Board of Trade, while futures contracts for lean hogs are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available and therefore these contracts are classified as Level 1. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each program is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 25, 2015, the Company has recognized the right to reclaim net cash collateral of $2.3 million from various counterparties (including $13.7 million of cash less $11.4 million of realized losses on closed positions). As of October 26, 2014, the Company had recognized the right to reclaim net cash collateral of $11.5 million from various counterparties (including $55.6 million of cash less $44.1 million of realized losses on closed positions).

The Company’s financial assets and liabilities also include accounts receivable, accounts payable, and other liabilities, for which carrying value approximates fair value. The Company does not carry its long-term debt at fair value in its Consolidated Statements of Financial Position. Based on borrowing rates available to the Company for long-term financing with similar terms and average maturities, the fair value of long-term debt, utilizing discounted cash flows (Level 2), was $268.4 million as of October 25, 2015, and $273.8 million as of October 26, 2014.

In accordance with the provisions of ASC 820, the Company also measures certain nonfinancial assets and liabilities at fair value that are recognized or disclosed on a nonrecurring basis (e.g. goodwill, intangible assets, and property, plant and equipment). During the fourth quarter of fiscal year 2015, a $21.5 million goodwill impairment charge was recorded for the portion of DCB held for sale. The fair value of the net assets to be sold was determined using Level 2 inputs utilizing a market participant bid along with internal valuations of the business. See additional discussion regarding the Company’s assets held for sale in Note E. During fiscal years 2015, 2014, and 2013, there were no other material remeasurements of assets or liabilities at fair value on a nonrecurring basis subsequent to their initial recognition.